Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000016770 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016770 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016770 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016770 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016770 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016770 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016770 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016770 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016770 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000016770 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016770 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016770 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016770 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016770 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016770 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016773 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016773 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016773 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016773 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016773 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016773 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016773 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016773 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016773 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000016773 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016773 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016773 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016773 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016773 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016773 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016773 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016774 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016774 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016774 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016774 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016774 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016774 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016774 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016774 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016774 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000016774 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016774 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016774 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016774 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016774 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016774 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016774 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016775 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016775 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016775 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016775 | A
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016775 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016775 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016775 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016775 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016775 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000016775 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016775 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016775 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016775 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016775 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016775 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016775 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%